Acquisitions and Dispositions (Acquisition of Birdseye) (Narrative) (Detail) - USD ($) $ in Millions		1 Months Ended
		May 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition And Dispositions [Line Items]
Goodwill	[1]		$ 4,143	$ 4,253	$ 4,229
Birdseye
Business Acquisition And Dispositions [Line Items]
Ownership interest acquired		100.00%
Business acquisition, total consideration		$ 46
Business acquisition, cash consideration		28
Business acquisition, fair value of consideration		18
Other deferred charges and other assets, including intangible assets		25
Goodwill		$ 24

[1]	Goodwill amounts do not contain any accumulated impairment losses.